American Funds Corporate Bond Fund®
Investment portfolio
February 28, 2021
unaudited
Bonds, notes & other debt instruments 96.73% Corporate bonds, notes & loans 88.66% Financials 17.76%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.875% 2022	$1,205	$1,252
ACE INA Holdings Inc. 3.35% 2026	675	746
Allstate Corp. 0.75% 2025	690	684
Allstate Corp. 1.45% 2030	2,000	1,918
Allstate Corp. 3.85% 2049	1,000	1,170
American International Group, Inc. 2.50% 2025	1,500	1,587
American International Group, Inc. 3.90% 2026	300	336
American International Group, Inc. 3.40% 2030	2,360	2,590
American International Group, Inc. 4.80% 2045	100	124
American International Group, Inc. 4.375% 2050	2,140	2,576
AON Corp. 2.20% 2022	2,126	2,194
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	17,828	17,290
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	17,244	16,754
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[1]	2,500	2,427
Bank of Montreal, junior subordinated, 3.803% 2032 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2027)[1,2]	1,025	1,151
Bank of New Zealand 1.00% 2026[2]	10,944	10,887
Bank of Nova Scotia 1.05% 2026	7,954	7,894
Berkshire Hathaway Finance Corp. 4.20% 2048	813	981
Berkshire Hathaway Finance Corp. 4.25% 2049	300	364
Berkshire Hathaway Inc. 3.125% 2026	1,350	1,483
Berkshire Hathaway Inc. 4.50% 2043	125	159
Chubb INA Holdings Inc. 1.375% 2030	1,250	1,190
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)[1]	2,000	2,025
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	4,000	4,101
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.05% on 9/12/2029)[1,2]	1,375	1,458
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.05% on 9/12/2029)[1]	1,000	1,061
Cooperatieve Rabobank UA 2.625% 2024[2]	1,200	1,276
Crédit Agricole SA 3.25% 2024[2]	600	650
Crédit Agricole SA 4.375% 2025[2]	200	221
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	350	359
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	2,575	2,552
Credit Suisse AG (New York Branch) 2.95% 2025	1,275	1,379
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	650	678
Credit Suisse Group AG 3.80% 2023	425	456
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	12,918	14,735
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	7,694	7,785
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	5,436	5,751
Five Corners Funding Trust II 2.85% 2030[2]	1,000	1,063
GE Capital Funding, LLC 4.40% 2030[2]	688	790
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[1]	1,525	1,514
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[1]	9,886	9,815
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.364% 2026[3]	500	512
Goldman Sachs Group, Inc. 2.60% 2030	4,004	4,179
American Funds Corporate Bond Fund — Page 1 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	$4,221	$4,130
Groupe BPCE SA 5.70% 2023[2]	200	225
Groupe BPCE SA 4.625% 2024[2]	200	223
Groupe BPCE SA 5.15% 2024[2]	620	703
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	9,525	9,610
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	2,350	2,337
Hartford Financial Services Group, Inc. 3.60% 2049	300	326
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	925	1,067
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	4,565	5,105
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	5,094	5,067
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[1]	610	632
Intercontinental Exchange, Inc. 3.00% 2060	2,810	2,683
Intesa Sanpaolo SpA 3.25% 2024[2]	700	748
Intesa Sanpaolo SpA 3.875% 2028[2]	657	712
Intesa Sanpaolo SpA 4.00% 2029[2]	400	442
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[1]	1,225	1,223
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	2,908	3,059
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	5,500	5,448
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	17,359	17,128
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	7,734	7,954
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	7,304	7,132
JPMorgan Chase & Co. 2.525% 2041 (USD-SOFR + 1.51% on 11/19/2040)[1]	760	728
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	1,861	1,901
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[1]	3,710	4,070
Lloyds Banking Group PLC 3.75% 2027	213	238
Lloyds Banking Group PLC 4.375% 2028	590	680
Lloyds Banking Group PLC 4.55% 2028	830	976
Marsh & McLennan Companies, Inc. 4.375% 2029	480	565
Marsh & McLennan Companies, Inc. 2.25% 2030	500	507
Marsh & McLennan Companies, Inc. 4.90% 2049	850	1,137
MetLife, Inc. 4.55% 2030	2,670	3,214
MetLife, Inc. 4.60% 2046	100	128
Metropolitan Life Global Funding I 1.95% 2021[2]	850	858
Metropolitan Life Global Funding I 3.45% 2021[2]	150	153
Metropolitan Life Global Funding I 2.40% 2022[2]	480	493
Metropolitan Life Global Funding I 1.95% 2023[2]	3,200	3,298
Metropolitan Life Global Funding I 0.40% 2024[2]	5,362	5,351
Metropolitan Life Global Funding I 3.60% 2024[2]	400	435
Metropolitan Life Global Funding I 0.95% 2025[2]	5,728	5,707
Metropolitan Life Global Funding I 3.45% 2026[2]	150	169
Metropolitan Life Global Funding I 3.00% 2027[2]	700	768
Metropolitan Life Global Funding I 3.05% 2029[2]	750	823
Metropolitan Life Global Funding I 1.55% 2031[2]	1,000	965
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	2,190	2,384
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[1]	5,000	5,004
Morgan Stanley 3.70% 2024	1,260	1,391
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	21,145	20,908
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[1]	3,898	4,061
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	5,700	5,475
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	2,000	1,944
Morgan Stanley 2.802% 2052 (USD-SOFR + 1.43% on 1/25/2051)[1]	1,126	1,074
National Australia Bank Ltd. 2.332% 2030[2]	1,100	1,078
Nationwide Building Society 3.96% 2030 (3-month USD-LIBOR + 1.855% on 7/18/2029)[1,2]	400	451
American Funds Corporate Bond Fund — Page 2 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[1,2]	$500	$552
New York Life Global Funding 1.70% 2021[2]	900	907
New York Life Global Funding 2.00% 2021[2]	800	802
New York Life Global Funding 2.30% 2022[2]	1,150	1,183
New York Life Global Funding 0.95% 2025[2]	6,592	6,577
New York Life Global Funding 0.85% 2026[2]	3,480	3,447
New York Life Global Funding 3.00% 2028[2]	100	109
New York Life Global Funding 1.20% 2030[2]	4,785	4,514
New York Life Insurance Company 3.75% 2050[2]	74	82
Northwestern Mutual Global Funding 0.80% 2026[2]	12,583	12,454
Nuveen, LLC 4.00% 2028[2]	220	254
PNC Financial Services Group, Inc. 2.20% 2024	1,000	1,059
PNC Financial Services Group, Inc. 2.55% 2030	1,000	1,052
PRICOA Global Funding I 3.45% 2023[2]	175	189
Progressive Corp. 3.20% 2030	710	793
Prudential Financial, Inc. 3.905% 2047	350	400
Prudential Financial, Inc. 4.35% 2050	250	302
Prudential Financial, Inc. 3.70% 2051	1,225	1,356
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	500	576
Rabobank Nederland 4.375% 2025	500	565
Royal Bank of Canada 1.15% 2025	969	975
Royal Bank of Scotland PLC 3.073% 2028 (UST Yield Curve Rate T Note Constant Maturity 1-year + 2.55% on 5/22/2027)[1]	800	849
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	1,250	1,437
Toronto-Dominion Bank 2.65% 2024	500	534
Toronto-Dominion Bank 0.75% 2026	5,890	5,791
Travelers Companies, Inc. 4.00% 2047	105	125
Travelers Companies, Inc. 4.05% 2048	100	121
Travelers Companies, Inc. 4.10% 2049	380	466
Travelers Companies, Inc. 2.55% 2050	603	565
UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)[1,2]	2,600	2,593
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	200	222
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	15,000	15,816
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[1]	1,351	1,471
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	3,058	3,168
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[1]	9,178	9,555
Westpac Banking Corp. 4.11% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.00% on 7/24/2029)[1]	2,128	2,350
Westpac Banking Corp. 2.668% 2035 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.75% on 11/15/2030)[1]	1,225	1,199
Willis North America Inc. 2.95% 2029	913	972
Willis North America Inc. 3.875% 2049	500	564
		376,951
Utilities 14.50%
AEP Transmission Co. LLC 3.15% 2049	65	66
AEP Transmission Co. LLC 3.80% 2049	200	228
AEP Transmission Co. LLC 3.65% 2050	450	497
Ameren Corp. 1.75% 2028	3,075	3,058
Ameren Corp. 3.50% 2031	2,695	3,000
American Electric Power Company, Inc. 1.00% 2025	1,100	1,091
American Electric Power Company, Inc. 3.65% 2021	1,600	1,640
Avangrid, Inc. 3.20% 2025	1,950	2,109
American Funds Corporate Bond Fund — Page 3 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
CenterPoint Energy, Inc. 2.95% 2030	$2,710	$2,848
CenterPoint Energy, Inc. 2.90% 2050	375	368
Cleveland Electric Illuminating Co. 4.55% 2030[2]	2,500	2,802
CMS Energy Corp. 3.45% 2027	750	841
CMS Energy Corp. 4.875% 2044	375	463
Connecticut Light and Power Co. 0.75% 2025	5,675	5,611
Connecticut Light and Power Co. 3.20% 2027	1,125	1,245
Consumers Energy Co. 0.35% 2023	925	925
Consumers Energy Co. 3.10% 2050	3,165	3,255
Dominion Resources, Inc. 3.30% 2025	1,207	1,309
Dominion Resources, Inc. 3.375% 2030	950	1,040
Dominion Resources, Inc., junior subordinated, 3.071% 2024[1]	1,000	1,077
Duke Energy Corp. 0.90% 2025	1,050	1,040
Duke Energy Ohio, Inc. 2.125% 2030	900	914
Duke Energy Progress, LLC 2.50% 2050	1,445	1,312
Edison International 3.55% 2024	1,821	1,973
Edison International 4.95% 2025	1,480	1,663
Edison International 5.75% 2027	2,044	2,410
Edison International 4.125% 2028	12,913	14,101
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	1,167	1,361
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	1,000	1,165
Entergy Corp. 2.95% 2026	7,250	7,782
Entergy Corp. 1.60% 2030	1,300	1,264
Entergy Corp. 3.75% 2050	1,050	1,104
Entergy Louisiana, LLC 2.90% 2051	850	837
Entergy Texas, Inc. 1.75% 2031	4,050	3,951
Evergy Metro, Inc. 2.25% 2030	1,300	1,336
Exelon Corp. 4.70% 2050	200	250
FirstEnergy Corp. 3.35% 2022[1]	5,389	5,499
FirstEnergy Corp. 2.05% 2025	275	277
FirstEnergy Corp. 1.60% 2026	4,825	4,746
FirstEnergy Corp. 4.40% 2027[1]	21,708	23,861
FirstEnergy Corp. 3.50% 2028[2]	1,000	1,046
FirstEnergy Corp. 2.25% 2030	8,830	8,308
FirstEnergy Corp. 2.65% 2030	14,891	14,734
FirstEnergy Corp. 7.375% 2031	3,389	4,667
Florida Power & Light Company 5.95% 2038	450	644
Florida Power & Light Company 3.15% 2049	249	262
Gulf Power Co. 3.30% 2027	1,000	1,110
Interstate Power and Light Co. 2.30% 2030	1,000	1,025
IPALCO Enterprises, Inc. 3.70% 2024	400	435
Jersey Central Power & Light Co. 4.30% 2026[2]	1,085	1,201
Metropolitan Edison Co. 4.30% 2029[2]	200	225
Mississippi Power Co. 3.95% 2028	604	690
Mississippi Power Co. 4.25% 2042	1,450	1,668
National Grid PLC 3.15% 2027[2]	265	291
NextEra Energy Capital Holdings, Inc. 2.75% 2025	2,275	2,430
NextEra Energy Capital Holdings, Inc. 2.75% 2029	642	674
Niagara Mohawk Power Corp. 3.508% 2024[2]	300	328
Northern States Power Co. 2.60% 2051	2,426	2,281
Oncor Electric Delivery Company LLC 0.55% 2025[2]	4,050	3,978
Pacific Gas and Electric Co. 3.25% 2023	191	199
Pacific Gas and Electric Co. 2.95% 2026	6,432	6,752
Pacific Gas and Electric Co. 3.15% 2026	9,025	9,598
American Funds Corporate Bond Fund — Page 4 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 2.10% 2027	$6,290	$6,263
Pacific Gas and Electric Co. 3.30% 2027	5,775	6,117
Pacific Gas and Electric Co. 3.30% 2027	4,391	4,681
Pacific Gas and Electric Co. 3.75% 2028	500	541
Pacific Gas and Electric Co. 4.65% 2028	8,641	9,673
Pacific Gas and Electric Co. 2.50% 2031	11,210	10,910
Pacific Gas and Electric Co. 3.30% 2040	250	238
Pacific Gas and Electric Co. 3.75% 2042	500	480
Pacific Gas and Electric Co. 3.50% 2050	4,781	4,335
PacifiCorp., First Mortgage Bonds, 3.50% 2029	1,000	1,125
Peco Energy Co. 2.80% 2050	1,800	1,750
Progress Energy, Inc. 7.00% 2031	3,480	4,828
Public Service Company of Colorado 1.875% 2031	6,475	6,428
Public Service Company of Colorado 3.80% 2047	2,120	2,427
Public Service Electric and Gas Co. 3.65% 2028	2,000	2,264
Public Service Electric and Gas Co. 3.20% 2029	2,173	2,402
Public Service Electric and Gas Co. 2.05% 2050	850	715
Public Service Enterprise Group Inc. 2.25% 2026	2,000	2,121
Public Service Enterprise Group Inc. 1.60% 2030	4,000	3,781
San Diego Gas & Electric Co. 2.50% 2026	364	388
San Diego Gas & Electric Co. 1.70% 2030	7,650	7,415
San Diego Gas & Electric Co. 6.125% 2037	1,650	2,189
San Diego Gas & Electric Co. 4.50% 2040	750	908
San Diego Gas & Electric Co. 4.10% 2049	949	1,119
Southern California Edison Co. (3-month USD-LIBOR + 0.27%) 0.502% 2021[3]	925	926
Southern California Edison Co. 2.90% 2021	5,000	5,000
Southern California Edison Co. 3.70% 2025	6,808	7,494
Southern California Edison Co. 3.65% 2028	150	166
Southern California Edison Co. 2.85% 2029	1,000	1,057
Southern California Edison Co. 2.25% 2030	3,460	3,481
Southern California Edison Co. 4.125% 2048	961	1,060
Southern California Edison Co. 3.65% 2050	3,214	3,311
Southern California Edison Co. 2.95% 2051	6,820	6,260
Southern California Edison Co., Series C, 3.60% 2045	956	975
Southern California Gas Company 2.55% 2030	1,300	1,356
Virginia Electric and Power Co. 3.15% 2026	1,150	1,256
Virginia Electric and Power Co. 2.45% 2050	4,020	3,625
Xcel Energy Inc. 3.35% 2026	5,712	6,312
Xcel Energy Inc. 2.60% 2029	4,648	4,882
Xcel Energy Inc. 3.40% 2030	1,000	1,099
Xcel Energy Inc. 6.50% 2036	2,000	2,924
Xcel Energy Inc. 3.50% 2049	650	688
		307,835
Energy 10.18%
Baker Hughes, a GE Co. 4.08% 2047	332	365
BP Capital Markets America Inc. 1.749% 2030	2,571	2,483
BP Capital Markets America Inc. 3.633% 2030	630	705
BP Capital Markets America Inc. 2.772% 2050	496	439
BP Capital Markets America Inc. 2.939% 2051	900	824
BP Capital Markets PLC 3.79% 2024	3,625	3,952
BP Capital Markets PLC 3.41% 2026	1,750	1,925
Canadian Natural Resources Ltd. 2.95% 2023	997	1,038
Canadian Natural Resources Ltd. 2.05% 2025	1,487	1,524
American Funds Corporate Bond Fund — Page 5 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Canadian Natural Resources Ltd. 3.85% 2027	$5,095	$5,632
Canadian Natural Resources Ltd. 2.95% 2030	2,613	2,683
Canadian Natural Resources Ltd. 4.95% 2047	329	398
Cheniere Energy, Inc. 3.70% 2029	8,148	8,831
Chevron Corp. 1.554% 2025	680	697
Chevron Corp. 2.954% 2026	760	824
Chevron Corp. 1.995% 2027	2,925	3,037
Chevron Corp. 2.236% 2030	2,477	2,537
Chevron USA Inc. 0.687% 2025	13,680	13,524
Chevron USA Inc. 1.018% 2027	16,820	16,435
ConocoPhillips 4.30% 2028[2]	1,149	1,337
ConocoPhillips 2.40% 2031[2]	2,496	2,540
Enbridge Energy Partners, LP 7.375% 2045	3,751	5,518
Energy Transfer Operating, LP 2.90% 2025	1,501	1,576
Energy Transfer Operating, LP 3.75% 2030	2,041	2,159
Energy Transfer Operating, LP 5.00% 2050	11,821	12,546
Energy Transfer Partners, LP 4.20% 2027	1,623	1,798
Energy Transfer Partners, LP 6.125% 2045	125	145
Energy Transfer Partners, LP 5.30% 2047	515	561
Energy Transfer Partners, LP 6.00% 2048	2,673	3,118
Energy Transfer Partners, LP 6.25% 2049	955	1,144
Enterprise Products Operating LLC 2.80% 2030	848	892
Enterprise Products Operating LLC 3.20% 2052	3,412	3,185
EOG Resources, Inc. 4.375% 2030	897	1,054
Exxon Mobil Corp. 2.019% 2024	3,660	3,832
Exxon Mobil Corp. 2.992% 2025	1,000	1,079
Exxon Mobil Corp. 2.44% 2029	1,103	1,152
Exxon Mobil Corp. 2.995% 2039	120	121
Exxon Mobil Corp. 3.452% 2051	489	503
Gray Oak Pipeline, LLC 3.45% 2027[2]	1,945	2,010
Kinder Morgan Energy Partners, LP 3.50% 2023	1,570	1,675
Kinder Morgan, Inc. 3.15% 2023	610	640
Kinder Morgan, Inc. 2.00% 2031	2,000	1,914
Kinder Morgan, Inc. 5.20% 2048	651	779
Kinder Morgan, Inc. 3.25% 2050	1,500	1,369
MPLX LP 3.50% 2022	650	681
MPLX LP 1.75% 2026	4,497	4,535
MPLX LP 4.80% 2029	690	808
MPLX LP 2.65% 2030	5,601	5,578
MPLX LP 5.50% 2049	3,525	4,290
ONEOK, Inc. 2.20% 2025	1,907	1,966
ONEOK, Inc. 5.85% 2026	5,015	5,943
ONEOK, Inc. 4.00% 2027	259	285
ONEOK, Inc. 4.55% 2028	85	95
ONEOK, Inc. 4.35% 2029	151	167
ONEOK, Inc. 3.10% 2030	2,779	2,847
ONEOK, Inc. 6.35% 2031	2,538	3,212
ONEOK, Inc. 4.95% 2047	67	72
ONEOK, Inc. 5.20% 2048	2,577	2,873
ONEOK, Inc. 4.45% 2049	403	405
ONEOK, Inc. 4.50% 2050	551	564
ONEOK, Inc. 7.15% 2051	1,095	1,486
Petróleos Mexicanos (3-month USD-LIBOR + 3.65%) 3.871% 2022[3]	950	960
Petróleos Mexicanos 3.50% 2023	2,160	2,187
American Funds Corporate Bond Fund — Page 6 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.875% 2025[2]	$1,305	$1,419
Petróleos Mexicanos 6.50% 2027	1,670	1,735
Phillips 66 2.15% 2030	516	503
Pioneer Natural Resources Company 1.125% 2026	286	284
Pioneer Natural Resources Company 1.90% 2030	2,458	2,366
Pioneer Natural Resources Company 2.15% 2031	549	536
Plains All American Pipeline, LP 3.80% 2030	1,417	1,473
Sabine Pass Liquefaction, LLC 4.50% 2030	6,877	7,880
Shell International Finance BV 2.375% 2025	1,250	1,322
Shell International Finance BV 3.875% 2028	1,440	1,648
Shell International Finance BV 2.375% 2029	1,800	1,854
Shell International Finance BV 2.75% 2030	5,000	5,282
Shell International Finance BV 3.125% 2049	280	278
Shell International Finance BV 3.25% 2050	620	628
Sunoco Logistics Operating Partners, LP 4.00% 2027	790	861
Sunoco Logistics Operating Partners, LP 5.40% 2047	451	496
Total Capital International 3.455% 2029	2,860	3,187
Total Capital International 3.127% 2050	1,117	1,095
Total SE 2.986% 2041	560	565
TransCanada PipeLines Ltd. 4.10% 2030	7,332	8,378
TransCanada PipeLines Ltd. 5.10% 2049	750	932
Williams Companies, Inc. 3.50% 2030	6,266	6,815
Williams Companies, Inc. 2.60% 2031	4,192	4,203
Williams Partners LP 4.50% 2023	2,000	2,190
Williams Partners LP 3.90% 2025	165	180
Williams Partners LP 6.30% 2040	248	325
Williams Partners LP 5.10% 2045	165	196
		216,085
Information technology 8.40%
Adobe Inc. 1.90% 2025	327	341
Adobe Inc. 2.15% 2027	1,116	1,172
Adobe Inc. 2.30% 2030	6,124	6,339
Apple Inc. 0.75% 2023	4,775	4,820
Apple Inc. 1.80% 2024	2,000	2,092
Apple Inc. 0.55% 2025	7,040	6,952
Apple Inc. 1.125% 2025	4,510	4,561
Apple Inc. 1.25% 2030	6,895	6,552
Apple Inc. 1.65% 2031	3,000	2,932
Apple Inc. 2.375% 2041	1,310	1,239
Apple Inc. 2.40% 2050	3,100	2,712
Apple Inc. 2.65% 2050	529	498
Apple Inc. 2.65% 2051	9,535	8,891
Apple Inc. 2.80% 2061	965	899
Broadcom Inc. 4.70% 2025	812	917
Broadcom Inc. 4.75% 2029	5,255	6,026
Broadcom Inc. 4.15% 2030	2,000	2,213
Broadcom Inc. 5.00% 2030	6,190	7,203
Broadcom Inc. 3.50% 2041[2]	5,505	5,494
Broadcom Inc. 3.75% 2051[2]	2,278	2,252
Broadcom Ltd. 3.625% 2024	950	1,023
Broadcom Ltd. 3.875% 2027	2,305	2,529
Broadcom Ltd. 3.50% 2028	767	825
Fidelity National Information Services, Inc. 1.15% 2026	4,758	4,742
American Funds Corporate Bond Fund — Page 7 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Fidelity National Information Services, Inc. 1.65% 2028	$3,028	$3,003
Fidelity National Information Services, Inc. 2.25% 2031	6,721	6,695
Fidelity National Information Services, Inc. 3.10% 2041	273	277
Fiserv, Inc. 2.75% 2024	2,375	2,527
Fiserv, Inc. 2.25% 2027	2,595	2,699
Fiserv, Inc. 3.50% 2029	2,835	3,129
Fiserv, Inc. 2.65% 2030	4,300	4,454
Fiserv, Inc. 4.40% 2049	1,850	2,211
Fortinet, Inc. 2.20% 2031	1,523	1,523
Global Payments Inc. 1.20% 2026	2,782	2,763
Global Payments Inc. 2.90% 2030	4,786	5,002
Intuit Inc. 0.65% 2023	960	968
Intuit Inc. 0.95% 2025	1,615	1,620
Intuit Inc. 1.35% 2027	1,790	1,791
Intuit Inc. 1.65% 2030	2,035	2,002
Microsoft Corp. 2.40% 2022	3,000	3,056
Microsoft Corp. 3.30% 2027	1,500	1,675
Microsoft Corp. 2.525% 2050	1,370	1,290
Oracle Corp. 1.90% 2021	800	806
Oracle Corp. 2.50% 2025	2,275	2,412
Oracle Corp. 3.60% 2050	4,945	5,191
PayPal Holdings, Inc. 2.40% 2024	850	901
PayPal Holdings, Inc. 2.65% 2026	554	596
PayPal Holdings, Inc. 2.85% 2029	2,973	3,187
PayPal Holdings, Inc. 2.30% 2030	2,366	2,429
PayPal Holdings, Inc. 3.25% 2050	1,273	1,339
ServiceNow, Inc. 1.40% 2030	14,180	13,203
Visa Inc. 2.15% 2022	1,250	1,285
Visa Inc. 0.75% 2027	8,070	7,853
Visa Inc. 1.10% 2031	7,200	6,756
Visa Inc. 2.00% 2050	3,000	2,556
		178,423
Consumer staples 7.83%
7-Eleven, Inc. 0.95% 2026[2]	3,910	3,853
7-Eleven, Inc. 1.30% 2028[2]	4,080	3,978
7-Eleven, Inc. 1.80% 2031[2]	12,336	11,877
7-Eleven, Inc. 2.80% 2051[2]	100	93
Altria Group, Inc. 2.35% 2025	140	146
Altria Group, Inc. 4.40% 2026	97	111
Altria Group, Inc. 4.80% 2029	1,023	1,200
Altria Group, Inc. 3.40% 2030	984	1,056
Altria Group, Inc. 2.45% 2032	2,000	1,944
Altria Group, Inc. 5.80% 2039	110	137
Altria Group, Inc. 5.375% 2044	314	381
Altria Group, Inc. 5.95% 2049	2,433	3,113
Altria Group, Inc. 4.45% 2050	102	108
Altria Group, Inc. 3.70% 2051	5,865	5,493
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	5,095	6,147
Anheuser-Busch InBev NV 4.15% 2025	1,000	1,117
Anheuser-Busch InBev NV 4.00% 2028	200	228
Anheuser-Busch InBev NV 4.75% 2029	1,531	1,812
Anheuser-Busch InBev NV 3.50% 2030	2,216	2,451
Anheuser-Busch InBev NV 4.90% 2031	250	306
American Funds Corporate Bond Fund — Page 8 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 5.55% 2049	$889	$1,159
Anheuser-Busch InBev NV 4.50% 2050	1,487	1,718
British American Tobacco International Finance PLC 1.668% 2026	986	989
British American Tobacco PLC 2.789% 2024	900	958
British American Tobacco PLC 3.215% 2026	705	760
British American Tobacco PLC 3.557% 2027	5,146	5,592
British American Tobacco PLC 4.70% 2027	180	206
British American Tobacco PLC 2.259% 2028	7,488	7,497
British American Tobacco PLC 4.906% 2030	4,186	4,868
British American Tobacco PLC 2.726% 2031	5,140	5,091
British American Tobacco PLC 4.54% 2047	2,567	2,637
British American Tobacco PLC 4.758% 2049	2,141	2,258
Coca-Cola Company 1.75% 2024	2,250	2,343
Coca-Cola Company 1.00% 2028	645	625
Coca-Cola Company 1.375% 2031	1,790	1,708
Coca-Cola Company 2.50% 2051	253	234
Conagra Brands, Inc. 4.30% 2024	2,900	3,217
Conagra Brands, Inc. 4.60% 2025	1,615	1,858
Conagra Brands, Inc. 1.375% 2027	2,710	2,654
Conagra Brands, Inc. 5.30% 2038	31	40
Conagra Brands, Inc. 5.40% 2048	617	816
Constellation Brands, Inc. 2.65% 2022	600	622
Constellation Brands, Inc. 4.25% 2023	457	493
Constellation Brands, Inc. 3.60% 2028	200	224
Constellation Brands, Inc. 2.875% 2030	2,873	3,025
Constellation Brands, Inc. 4.10% 2048	200	228
Costco Wholesale Corp. 2.30% 2022	150	154
Costco Wholesale Corp. 2.75% 2024	150	161
Costco Wholesale Corp. 1.60% 2030	2,000	1,958
Keurig Dr Pepper Inc. 3.551% 2021	312	314
Keurig Dr Pepper Inc. 4.057% 2023	637	686
Keurig Dr Pepper Inc. 4.417% 2025	2,592	2,931
Keurig Dr Pepper Inc. 4.597% 2028	591	699
Keurig Dr Pepper Inc. 3.20% 2030	1,090	1,181
Keurig Dr Pepper Inc. 5.085% 2048	450	584
Keurig Dr Pepper Inc. 3.80% 2050	1,569	1,718
Kimberly-Clark Corp. 1.05% 2027	2,390	2,355
Kimberly-Clark Corp. 3.10% 2030	528	582
Molson Coors Brewing Co. 4.20% 2046	1,050	1,126
Nestlé Holdings, Inc. 3.35% 2023[2]	2,200	2,366
Nestlé Holdings, Inc. 0.625% 2026[2]	6,160	6,069
Nestlé Holdings, Inc. 1.00% 2027[2]	4,778	4,669
Nestlé Holdings, Inc. 1.25% 2030[2]	5,000	4,785
PepsiCo, Inc. 1.40% 2031	7,394	7,089
PepsiCo, Inc. 3.625% 2050	1,130	1,281
Philip Morris International Inc. 2.875% 2024	972	1,037
Philip Morris International Inc. 1.50% 2025	228	233
Philip Morris International Inc. 0.875% 2026	1,035	1,019
Philip Morris International Inc. 3.375% 2029	1,395	1,541
Philip Morris International Inc. 1.75% 2030	3,904	3,771
Philip Morris International Inc. 2.10% 2030	2,186	2,180
Philip Morris International Inc. 4.125% 2043	512	579
Procter & Gamble Company 0.55% 2025	3,705	3,662
Procter & Gamble Company 2.80% 2027	83	91
American Funds Corporate Bond Fund — Page 9 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Procter & Gamble Company 1.20% 2030	$7,050	$6,731
Procter & Gamble Company 3.00% 2030	152	167
Reynolds American Inc. 4.45% 2025	225	251
Reynolds American Inc. 5.85% 2045	225	268
Wal-Mart Stores, Inc. 3.125% 2021	1,000	1,009
Wal-Mart Stores, Inc. 2.35% 2022	200	207
Wal-Mart Stores, Inc. 2.85% 2024	3,102	3,341
Wal-Mart Stores, Inc. 3.05% 2026	550	606
Wal-Mart Stores, Inc. 3.70% 2028	350	401
Wal-Mart Stores, Inc. 2.375% 2029	1,000	1,055
		166,228
Health care 7.68%
Abbott Laboratories 3.40% 2023	1,556	1,679
Abbott Laboratories 3.75% 2026	31	35
AbbVie Inc. 2.95% 2026	362	392
AbbVie Inc. 3.20% 2029	825	893
AbbVie Inc. 4.75% 2045	100	122
AbbVie Inc. 4.25% 2049	780	904
Amgen Inc. 3.15% 2040	278	287
Amgen Inc. 3.375% 2050	449	462
AstraZeneca PLC 2.375% 2022	1,000	1,024
AstraZeneca PLC 3.375% 2025	1,740	1,913
AstraZeneca PLC 0.70% 2026	5,265	5,121
AstraZeneca PLC 4.00% 2029	1,102	1,269
AstraZeneca PLC 1.375% 2030	2,000	1,890
Bayer US Finance II LLC 4.25% 2025[2]	450	507
Bayer US Finance II LLC 4.375% 2028[2]	1,800	2,090
Bayer US Finance II LLC 4.875% 2048[2]	800	1,000
Becton, Dickinson and Company 2.894% 2022	4,272	4,396
Becton, Dickinson and Company 3.363% 2024	1,150	1,243
Becton, Dickinson and Company 3.70% 2027	9,331	10,467
Becton, Dickinson and Company 2.823% 2030	1,260	1,331
Becton, Dickinson and Company 3.794% 2050	425	471
Boston Scientific Corp. 3.375% 2022	350	363
Boston Scientific Corp. 3.45% 2024	300	323
Boston Scientific Corp. 3.75% 2026	1,146	1,280
Boston Scientific Corp. 2.65% 2030	4,280	4,437
Boston Scientific Corp. 4.70% 2049	415	523
Bristol-Myers Squibb Company 0.75% 2025	2,733	2,722
Bristol-Myers Squibb Company 1.45% 2030	3,255	3,127
Centene Corp. 4.75% 2025	1,000	1,026
Centene Corp. 4.625% 2029	2,470	2,668
Centene Corp. 3.00% 2030	4,185	4,256
Centene Corp. 3.375% 2030	1,963	2,020
Centene Corp. 2.50% 2031	5,015	4,857
Cigna Corp. 3.75% 2023	266	286
Cigna Corp. 4.375% 2028	1,160	1,354
CVS Health Corp. 3.35% 2021	823	823
CVS Health Corp. 1.30% 2027	5,000	4,896
CVS Health Corp. 4.30% 2028	436	502
CVS Health Corp. 1.75% 2030	2,500	2,412
CVS Health Corp. 1.875% 2031	5,000	4,837
CVS Health Corp. 5.05% 2048	68	86
American Funds Corporate Bond Fund — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Eli Lilly and Company 2.35% 2022	$2,000	$2,050
Eli Lilly and Company 2.75% 2025	688	739
Eli Lilly and Company 3.375% 2029	2,990	3,350
GlaxoSmithKline PLC 2.875% 2022	1,514	1,560
GlaxoSmithKline PLC 3.375% 2023	475	507
GlaxoSmithKline PLC 3.00% 2024	1,115	1,197
GlaxoSmithKline PLC 3.625% 2025	2,934	3,258
GlaxoSmithKline PLC 3.875% 2028	211	244
GlaxoSmithKline PLC 3.375% 2029	1,145	1,289
HCA Inc. 4.125% 2029	1,000	1,130
Johnson & Johnson 1.30% 2030	2,970	2,845
Medtronic, Inc. 3.50% 2025	62	68
Merck & Co., Inc. 2.90% 2024	1,000	1,071
Merck & Co., Inc. 2.75% 2025	1,845	1,976
Merck & Co., Inc. 1.45% 2030	4,479	4,341
Novartis Capital Corp. 1.75% 2025	3,478	3,598
Novartis Capital Corp. 2.00% 2027	3,510	3,669
Novartis Capital Corp. 2.20% 2030	6,858	7,090
Partners HealthCare System, Inc. 3.192% 2049	1,000	1,038
Pfizer Inc. 3.00% 2021	657	667
Pfizer Inc. 2.80% 2022	459	471
Pfizer Inc. 3.20% 2023	2,102	2,249
Pfizer Inc. 2.95% 2024	2,000	2,149
Pfizer Inc. 2.75% 2026	2,188	2,375
Pfizer Inc. 1.70% 2030	3,255	3,215
Shire PLC 3.20% 2026	2,824	3,093
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	4,263	4,696
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	530	643
Teva Pharmaceutical Finance Co. BV 2.80% 2023	5,365	5,264
Teva Pharmaceutical Finance Co. BV 3.15% 2026	615	578
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,650	1,398
Thermo Fisher Scientific Inc. 4.497% 2030	330	393
UnitedHealth Group Inc. 2.125% 2021	100	100
UnitedHealth Group Inc. 2.375% 2024	1,055	1,121
UnitedHealth Group Inc. 3.50% 2024	845	919
UnitedHealth Group Inc. 3.75% 2025	400	447
UnitedHealth Group Inc. 2.875% 2029	1,155	1,252
UnitedHealth Group Inc. 2.00% 2030	2,000	2,007
UnitedHealth Group Inc. 4.45% 2048	1,220	1,526
UnitedHealth Group Inc. 2.90% 2050	1,000	983
Upjohn Inc. 2.70% 2030[2]	3,920	3,978
Upjohn Inc. 4.00% 2050[2]	812	845
Zimmer Holdings, Inc. 3.15% 2022	400	410
Zimmer Holdings, Inc. 3.70% 2023	925	981
		163,074
Consumer discretionary 6.86%
Amazon.com, Inc. 3.80% 2024	700	779
Amazon.com, Inc. 1.20% 2027	1,250	1,246
Amazon.com, Inc. 1.50% 2030	6,000	5,851
Amazon.com, Inc. 2.50% 2050	1,920	1,779
Amazon.com, Inc. 2.70% 2060	1,745	1,616
American Honda Finance Corp. 0.875% 2023	7,000	7,075
American Honda Finance Corp. 0.55% 2024	4,210	4,200
American Funds Corporate Bond Fund — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
American Honda Finance Corp. 1.00% 2025	$1,000	$996
American Honda Finance Corp. 1.20% 2025	4,832	4,874
American Honda Finance Corp. 1.80% 2031	1,610	1,586
Bayerische Motoren Werke AG 1.85% 2021[2]	100	101
Bayerische Motoren Werke AG 2.00% 2021[2]	400	400
Bayerische Motoren Werke AG 3.45% 2023[2]	472	501
Bayerische Motoren Werke AG 3.80% 2023[2]	1,059	1,131
Bayerische Motoren Werke AG 3.90% 2025[2]	257	285
DaimlerChrysler North America Holding Corp. 0.75% 2024[2]	1,000	1,002
DaimlerChrysler North America Holding Corp. 1.45% 2026[2]	5,075	5,096
DaimlerChrysler North America Holding Corp. 2.45% 2031[2]	3,425	3,488
General Motors Company 5.40% 2023	737	822
General Motors Company 6.125% 2025	823	980
General Motors Company 6.60% 2036	45	61
General Motors Company 6.75% 2046	305	425
General Motors Company 5.95% 2049	380	497
General Motors Financial Co. 3.55% 2021	200	201
General Motors Financial Co. 3.55% 2022	870	902
General Motors Financial Co. 5.20% 2023	738	805
General Motors Financial Co. 3.50% 2024	1,690	1,827
General Motors Financial Co. 2.75% 2025	4,295	4,523
General Motors Financial Co. 2.90% 2025	250	266
Home Depot, Inc. 0.90% 2028	2,310	2,238
Home Depot, Inc. 3.90% 2028	125	145
Home Depot, Inc. 2.95% 2029	2,533	2,756
Home Depot, Inc. 1.375% 2031	5,562	5,279
Home Depot, Inc. 4.50% 2048	85	107
Home Depot, Inc. 3.125% 2049	96	98
Home Depot, Inc. 3.35% 2050	1,570	1,676
Home Depot, Inc. 2.375% 2051	1,149	1,026
Hyundai Capital America 3.25% 2022[2]	150	156
Hyundai Capital America 1.25% 2023[2]	945	955
Hyundai Capital America 1.80% 2025[2]	774	783
Hyundai Capital America 2.375% 2027[2]	210	216
Lowe’s Companies, Inc. 3.65% 2029	2,002	2,250
Lowe’s Companies, Inc. 4.05% 2047	39	44
Lowe’s Companies, Inc. 3.00% 2050	646	617
McDonald’s Corp. 2.125% 2030	404	407
Morongo Band of Mission Indians 7.00% 2039[2]	1,100	1,320
Toyota Motor Credit Corp. 2.15% 2022	625	643
Toyota Motor Credit Corp. 2.60% 2022	720	734
Toyota Motor Credit Corp. 0.50% 2023	29,100	29,198
Toyota Motor Credit Corp. 0.45% 2024	10,410	10,416
Toyota Motor Credit Corp. 0.80% 2025	4,990	4,949
Toyota Motor Credit Corp. 1.80% 2025	200	207
Toyota Motor Credit Corp. 0.80% 2026	640	634
Toyota Motor Credit Corp. 1.15% 2027	6,500	6,400
Toyota Motor Credit Corp. 3.20% 2027	840	930
Toyota Motor Credit Corp. 3.05% 2028	384	422
Toyota Motor Credit Corp. 3.375% 2030	1,804	2,007
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	475	487
Volkswagen Group of America Finance, LLC 2.90% 2022[2]	450	463
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	1,334	1,426
Volkswagen Group of America Finance, LLC 1.25% 2025[2]	9,200	9,199
American Funds Corporate Bond Fund — Page 12 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 3.35% 2025[2]	$2,372	$2,572
Volkswagen Group of America Finance, LLC 1.625% 2027[2]	1,620	1,605
		145,680
Industrials 6.30%
3M Co. 2.25% 2023	1,400	1,458
3M Co. 3.25% 2024	90	97
Boeing Company 4.875% 2025	1,650	1,845
Boeing Company 2.196% 2026	6,750	6,765
Boeing Company 2.75% 2026	8,914	9,237
Boeing Company 5.04% 2027	2,126	2,453
Boeing Company 3.25% 2028	13,799	14,491
Boeing Company 5.15% 2030	1,844	2,150
Boeing Company 3.625% 2031	102	108
Boeing Company 5.805% 2050	680	879
Burlington Northern Santa Fe LLC 3.00% 2023	1,000	1,047
Burlington Northern Santa Fe LLC 3.05% 2051	3,740	3,802
Canadian National Railway Company 3.20% 2046	230	244
Carrier Global Corp. 2.242% 2025	3,753	3,918
Carrier Global Corp. 2.493% 2027	823	865
Carrier Global Corp. 2.722% 2030	1,391	1,439
Carrier Global Corp. 3.377% 2040	119	124
Carrier Global Corp. 3.577% 2050	103	106
CSX Corp. 3.80% 2028	1,559	1,764
CSX Corp. 4.25% 2029	1,000	1,170
CSX Corp. 2.40% 2030	425	442
CSX Corp. 3.35% 2049	1,015	1,050
CSX Corp. 2.50% 2051	3,775	3,360
GE Capital Funding, LLC 3.45% 2025[2]	250	272
General Dynamics Corp. 3.75% 2028	736	838
General Dynamics Corp. 4.25% 2050	224	279
General Electric Capital Corp. 3.373% 2025	2,025	2,211
General Electric Capital Corp. 4.418% 2035	500	572
General Electric Co. 3.45% 2027	8,118	8,921
General Electric Co. 3.625% 2030	4,875	5,326
General Electric Co. 4.25% 2040	575	639
General Electric Co. 4.125% 2042	8	9
General Electric Co. 4.35% 2050	975	1,086
Honeywell International Inc. 2.15% 2022	9,550	9,803
Honeywell International Inc. 2.30% 2024	3,525	3,747
Honeywell International Inc. 1.35% 2025	124	127
Honeywell International Inc. 2.70% 2029	1,522	1,636
Honeywell International Inc. 1.95% 2030	2,750	2,786
Honeywell International Inc. 2.80% 2050	150	150
L3Harris Technologies, Inc. 1.80% 2031	925	899
Masco Corp. 1.50% 2028	1,227	1,210
Masco Corp. 2.00% 2031	3,009	2,952
Masco Corp. 3.125% 2051	179	177
Norfolk Southern Corp. 3.00% 2022	1,071	1,096
Norfolk Southern Corp. 3.05% 2050	1,554	1,544
Northrop Grumman Corp. 2.55% 2022	3,560	3,679
Northrop Grumman Corp. 3.25% 2028	1,210	1,319
Northrop Grumman Corp. 5.25% 2050	229	313
Otis Worldwide Corp. 2.056% 2025	3,750	3,915
American Funds Corporate Bond Fund — Page 13 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Otis Worldwide Corp. 2.293% 2027	$1,500	$1,571
Otis Worldwide Corp. 2.565% 2030	500	516
Otis Worldwide Corp. 3.362% 2050	1,250	1,305
Raytheon Technologies Corp. 2.80% 2022	390	399
Raytheon Technologies Corp. 2.25% 2030	250	253
Roper Technologies, Inc. 1.00% 2025	1,000	994
Roper Technologies, Inc. 1.40% 2027	1,500	1,485
Roper Technologies, Inc. 1.75% 2031	1,500	1,438
Siemens AG 2.90% 2022[2]	450	465
Union Pacific Corp. 3.15% 2024	750	805
Union Pacific Corp. 2.15% 2027	1,000	1,052
Union Pacific Corp. 3.95% 2028	332	381
Union Pacific Corp. 3.70% 2029	1,000	1,129
Union Pacific Corp. 2.40% 2030	470	487
Union Pacific Corp. 4.30% 2049	510	611
Union Pacific Corp. 3.25% 2050	1,851	1,915
Union Pacific Corp. 3.95% 2059	805	911
United Technologies Corp. 3.65% 2023	23	25
United Technologies Corp. 3.95% 2025	1,535	1,723
United Technologies Corp. 4.125% 2028	1,475	1,702
United Technologies Corp. 4.50% 2042	250	307
		133,794
Communication services 5.19%
Alphabet Inc. 1.10% 2030	4,090	3,865
Alphabet Inc. 2.25% 2060	1,700	1,441
AT&T Inc. 2.30% 2027	1,600	1,658
AT&T Inc. 1.65% 2028	3,500	3,441
AT&T Inc. 2.75% 2031	10,038	10,197
AT&T Inc. 2.25% 2032	7,986	7,675
AT&T Inc. 2.55% 2033[2]	3,538	3,422
AT&T Inc. 3.50% 2053[2]	3,332	3,062
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	1,500	1,652
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,000	1,174
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,239	5,312
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	1,800	1,726
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	612	705
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	420	463
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	3,840	3,659
Comcast Corp. 3.10% 2025	2,100	2,274
Comcast Corp. 3.95% 2025	1,500	1,690
Comcast Corp. 4.15% 2028	1,000	1,164
Comcast Corp. 2.65% 2030	1,080	1,134
Comcast Corp. 1.50% 2031	4,800	4,546
Comcast Corp. 1.95% 2031	2,044	2,014
Comcast Corp. 4.00% 2047	200	232
Comcast Corp. 4.00% 2048	290	331
Comcast Corp. 2.80% 2051	3,800	3,566
Comcast Corp. 2.45% 2052	2,000	1,751
Discovery Communications, Inc. 3.625% 2030	301	331
Discovery Communications, Inc. 4.65% 2050	142	165
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[2]	2,035	2,058
T-Mobile US, Inc. 1.50% 2026[2]	1,200	1,198
T-Mobile US, Inc. 3.75% 2027[2]	1,200	1,323
American Funds Corporate Bond Fund — Page 14 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 2.05% 2028[2]	$2,450	$2,430
T-Mobile US, Inc. 2.55% 2031[2]	3,430	3,415
T-Mobile US, Inc. 3.00% 2041[2]	423	397
T-Mobile US, Inc. 3.30% 2051[2]	3,869	3,589
Verizon Communications Inc. 0.85% 2025	1,700	1,676
Verizon Communications Inc. 3.00% 2027	1,975	2,145
Verizon Communications Inc. 4.329% 2028	4,984	5,804
Verizon Communications Inc. 3.875% 2029	175	200
Verizon Communications Inc. 4.016% 2029	1,002	1,149
Verizon Communications Inc. 1.68% 2030[2]	893	851
Verizon Communications Inc. 1.75% 2031	2,675	2,552
Verizon Communications Inc. 3.85% 2042	206	227
Verizon Communications Inc. 2.875% 2050	3,933	3,581
Vodafone Group PLC 4.25% 2050	2,450	2,755
Walt Disney Company 2.65% 2031	5,556	5,828
Walt Disney Company 3.60% 2051	350	382
		110,210
Materials 2.33%
Air Products and Chemicals, Inc. 1.50% 2025	477	488
Air Products and Chemicals, Inc. 1.85% 2027	60	62
Air Products and Chemicals, Inc. 2.05% 2030	343	349
Air Products and Chemicals, Inc. 2.80% 2050	91	89
Anglo American Capital PLC 5.625% 2030[2]	1,910	2,370
Anglo American Capital PLC 3.95% 2050[2]	1,024	1,111
Dow Chemical Co. 4.55% 2025	200	230
Dow Chemical Co. 3.625% 2026	1,298	1,443
Dow Chemical Co. 4.80% 2028	500	599
Dow Chemical Co. 2.10% 2030	4,250	4,198
Dow Chemical Co. 4.625% 2044	600	731
Dow Chemical Co. 5.55% 2048	290	397
Dow Chemical Co. 4.80% 2049	653	819
Dow Chemical Co. 3.60% 2050	2,037	2,108
Ecolab Inc. 2.125% 2050	1,000	851
Glencore Funding LLC 4.125% 2024[2]	500	545
LYB International Finance BV 4.875% 2044	100	120
LYB International Finance III, LLC 1.25% 2025	717	717
LYB International Finance III, LLC 2.25% 2030	3,143	3,130
LYB International Finance III, LLC 3.375% 2040	368	376
LYB International Finance III, LLC 4.20% 2049	249	275
LYB International Finance III, LLC 4.20% 2050	250	275
LYB International Finance III, LLC 3.625% 2051	680	690
Newcrest Finance Pty Ltd. 3.25% 2030[2]	1,492	1,613
Newcrest Finance Pty Ltd. 4.20% 2050[2]	572	664
Nutrien Ltd. 1.90% 2023	111	115
Nutrien Ltd. 4.20% 2029	250	290
Nutrien Ltd. 2.95% 2030	500	534
Nutrien Ltd. 5.00% 2049	300	389
Nutrien Ltd. 3.95% 2050	750	850
Nutrition & Biosciences, Inc. 1.23% 2025[2]	1,000	996
Nutrition & Biosciences, Inc. 1.832% 2027[2]	3,048	3,064
Nutrition & Biosciences, Inc. 2.30% 2030[2]	5,930	5,957
Nutrition & Biosciences, Inc. 3.268% 2040[2]	500	516
Nutrition & Biosciences, Inc. 3.468% 2050[2]	1,000	1,023
American Funds Corporate Bond Fund — Page 15 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Praxair, Inc. 1.10% 2030	$3,842	$3,587
Praxair, Inc. 2.00% 2050	1,548	1,279
Sherwin-Williams Company 2.75% 2022	22	23
Sherwin-Williams Company 3.125% 2024	700	754
Sherwin-Williams Company 3.45% 2027	400	441
Sherwin-Williams Company 2.30% 2030	691	702
Sherwin-Williams Company 3.80% 2049	300	333
Sherwin-Williams Company 3.30% 2050	1,050	1,072
Vale Overseas Ltd. 3.75% 2030	2,673	2,844
Westlake Chemical Corp. 5.00% 2046	130	159
Westlake Chemical Corp. 4.375% 2047	160	182
		49,360
Real estate 1.63%
Alexandria Real Estate Equities, Inc. 3.80% 2026	105	118
Alexandria Real Estate Equities, Inc. 3.95% 2028	35	40
Alexandria Real Estate Equities, Inc. 2.75% 2029	184	194
Alexandria Real Estate Equities, Inc. 3.375% 2031	217	239
Alexandria Real Estate Equities, Inc. 1.875% 2033	938	886
American Campus Communities, Inc. 3.75% 2023	300	319
American Campus Communities, Inc. 4.125% 2024	15	16
American Campus Communities, Inc. 3.30% 2026	1,686	1,844
American Campus Communities, Inc. 3.625% 2027	240	267
American Campus Communities, Inc. 2.85% 2030	86	89
American Campus Communities, Inc. 3.875% 2031	284	315
Corporate Office Properties LP 2.25% 2026	2,233	2,293
Equinix, Inc. 2.625% 2024	4,170	4,425
Equinix, Inc. 1.25% 2025	3,123	3,122
Equinix, Inc. 2.90% 2026	2,033	2,185
Equinix, Inc. 1.80% 2027	470	473
Equinix, Inc. 1.55% 2028	4,200	4,126
Equinix, Inc. 3.20% 2029	3,945	4,197
Equinix, Inc. 2.15% 2030	5,288	5,183
Equinix, Inc. 3.00% 2050	1,395	1,288
Equinix, Inc. 2.95% 2051	100	91
Essex Portfolio LP 3.50% 2025	70	76
Essex Portfolio LP 3.375% 2026	200	220
Essex Portfolio LP 4.00% 2029	180	204
Gaming and Leisure Properties, Inc. 3.35% 2024	145	154
Gaming and Leisure Properties, Inc. 4.00% 2030	289	308
Public Storage 0.875% 2026	1,419	1,404
Scentre Group 2.375% 2021[2]	130	130
Scentre Group 3.50% 2025[2]	50	54
Westfield Corp. Ltd. 3.50% 2029[2]	312	319
		34,579
Total corporate bonds, notes & loans		1,882,219
U.S. Treasury bonds & notes 7.56% U.S. Treasury 7.56%
U.S. Treasury 0.125% 2022	243	243
U.S. Treasury 0.125% 2023	613	611
U.S. Treasury 1.50% 2024	74	77
U.S. Treasury 0.25% 2025	3,069	3,016
American Funds Corporate Bond Fund — Page 16 of 21

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.375% 2025	$4,772	$4,701
U.S. Treasury 0.375% 2025	3,581	3,532
U.S. Treasury 0.50% 2026	—[4]	—[4]
U.S. Treasury 0.50% 2027	6,466	6,249
U.S. Treasury 0.625% 2027[5]	3,933	3,859
U.S. Treasury 0.625% 2027	556	539
U.S. Treasury 2.375% 2029	84	91
U.S. Treasury 1.125% 2031	9,985	9,737
U.S. Treasury 2.375% 2049[5]	19,034	20,147
U.S. Treasury 1.625% 2050	120,214	107,070
U.S. Treasury 2.00% 2050	650	634
Total U.S. Treasury bonds & notes		160,506
Asset-backed obligations 0.27%
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[2,6]	4,495	4,539
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[2,6]	313	311
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[2,6]	951	949
		5,799
Municipals 0.13% California 0.08%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	965	959
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	750	732
		1,691
South Carolina 0.05%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	400	468
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	100	121
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	460	557
		1,146
Total municipals		2,837
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Panama (Republic of) 2.252% 2032	1,710	1,637
United Mexican States 3.75% 2071	685	593
		2,230
Total bonds, notes & other debt instruments (cost: $2,028,769,000)		2,053,591
Short-term securities 5.46% Money market investments 5.46%	Shares
Capital Group Central Cash Fund 0.09%[7,8]	1,159,434	115,955
Total short-term securities (cost: $115,955,000)		115,955
Total investment securities 102.19% (cost: $2,144,724,000)		2,169,546
Other assets less liabilities (2.19)%		(46,502)
Net assets 100.00%		$2,123,044
American Funds Corporate Bond Fund — Page 17 of 21

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 2/28/2021[10] (000)	Unrealized (depreciation) appreciation at 2/28/2021 (000)
2 Year U.S. Treasury Note Futures	Long	331	July 2021	$66,200	$73,074	$(15)
5 Year U.S. Treasury Note Futures	Short	234	July 2021	(23,400)	(29,009)	69
10 Year U.S. Treasury Note Futures	Short	126	June 2021	(12,600)	(16,722)	82
10 Year Ultra U.S. Treasury Note Futures	Short	1,689	June 2021	(168,900)	(248,864)	2,015
20 Year U.S. Treasury Bond Futures	Long	1,156	June 2021	115,600	184,057	(1,950)
30 Year Ultra U.S. Treasury Bond Futures	Long	21	June 2021	2,100	3,970	10
						$211
Investments in affiliates8

	Value of affiliate at 6/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 2/28/2021 (000)	Dividend income (000)
Short-term securities 5.46%
Money market investments 5.46%
Capital Group Central Cash Fund 0.09%[7]	$92,162	$915,795	$892,002	$(5)	$5	$115,955	$131
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $255,281,000, which represented 12.02% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Amount less than one thousand.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,210,000, which represented .10% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Rate represents the seven-day yield at 2/28/2021.
[8]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Corporate Bond Fund — Page 18 of 21

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $304,892,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Corporate Bond Fund — Page 19 of 21

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,882,219	$—	$1,882,219
U.S. Treasury bonds & notes	—	160,506	—	160,506
Asset-backed obligations	—	5,799	—	5,799
Municipals	—	2,837	—	2,837
Bonds & notes of governments & government agencies outside the U.S.	—	2,230	—	2,230
Short-term securities	115,955	—	—	115,955
Total	$115,955	$2,053,591	$—	$2,169,546
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,176	$—	$—	$2,176
Liabilities:
Unrealized depreciation on futures contracts	(1,965)	—	—	(1,965)
Total	$211	$—	$—	$211
*	Futures contracts are not included in the investment portfolio.

Key to abbreviations and symbol
Auth. = Authority
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
American Funds Corporate Bond Fund — Page 20 of 21

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-032-0421O-S78106	American Funds Corporate Bond Fund — Page 21 of 21